Schedule II - Valuation and Qualifying Accounts [Schedule] Valuation and Qualifying Accounts [Details] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts and Other Customer Financing Activity [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance December 31	$ 467	$ 553	$ 494	$ 538
Provision charged to income	64	137	93
Doubtful accounts written off (net)	105	59	91
Other adjustments	(45)	(19)	(46)
Future Income Tax Benefits - Valuation Allowance [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance December 31	545	591	612	$ 942
Other adjustments	(17)	(29)	(366)
Additions charged to income tax expense	32	42	91
Reductions credited to income tax expense	$ 61	41	$ 55
Additions charged to goodwill, due to acquisitions		$ 7